RELATED PARTIES (Details) $ in Thousands, in Thousands	12 Months Ended
	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2018 CLP ($)
Related parties
Current receivables due from related parties				$ 10,835,768		$ 9,450,263
Non-current receivables due from related parties				283,118		74,340
Current payables to related parties			53,637,601	53,637,601	45,827,859	45,827,859
Non-current payables to related parties			19,777,812	19,777,812
Embonor S.A. | Shareholder
Related parties
Current receivables due from related parties				6,589,539		4,344,082
Current payables to related parties |			275,565		92,325
Transactions
Minimum dividend	$ 212,517
Embonor S.A. | Shareholder | Sale of services and others
Transactions
Sale of services	268,526
Embonor S.A. | Shareholder | Sale of Finished Products
Transactions
Sale of goods	50,315,292	$ 41,933,095
Coca-Cola de Chile S.A. | Shareholder
Related parties
Current receivables due from related parties				14,839		2,175,934
Non-current receivables due from related parties				283,118		74,340
Current payables to related parties |			20,555,135		21,286,933
Coca-Cola de Chile S.A. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	150,548,253	149,933,143
Coca-Cola de Chile S.A. | Shareholder | Purchase of advertising services
Transactions
Purchase of services	4,369,500	3,508,010
Coca-Cola de Chile S.A. | Shareholder | Water source lease
Transactions
Leases as lessee	5,324,194
Coca-Cola de Chile S.A. | Shareholder | Sale of raw materials and other
Transactions
Sale of goods	1,196,793	1,156,744
Coca-Cola de Argentina | Related to director
Related parties
Current receivables due from related parties				1,203,389		1,684,357
UBI 3 (Ades) | Shareholder
Related parties
Current receivables due from related parties						455,823
Alimentos de Soja S.A.U. | Shareholder
Related parties
Current receivables due from related parties				428,802		371,712
Current payables to related parties |			929,986
Alimentos de Soja S.A.U. | Shareholder | Purchase of Products
Transactions
Purchase of goods	4,274,236
Alimentos de Soja S.A.U. | Shareholder | Payment of commissions and services
Transactions
Payment of commissions and services	802,563	1,623,794
Embotelladora Iquique S.A. | Shareholder
Related parties
Current receivables due from related parties				278,176		228,387
Embotelladora Iquique S.A. | Shareholder | Sale of Finished Products
Transactions
Sale of goods	3,208,559	2,570,315
Envases CMF S.A. | Associate
Related parties
Current receivables due from related parties				217,510		161,460
Current payables to related parties |			6,359,797		5,702,194
Envases CMF S.A. | Associate | Sale of raw materials and other
Transactions
Sale of goods	6,132,091	3,981,631
Envases CMF S.A. | Associate | Purchase of containers
Transactions
Purchase of goods	521,466	4,096,502
Envases CMF S.A. | Associate | Purchase of bottles
Transactions
Purchase of goods	19,422,280	14,319,777
Envases CMF S.A. | Associate | Purchase of raw materials
Transactions
Purchase of goods	16,814,062	18,914,788
Envases CMF S.A. | Associate | Purchase of caps
Transactions
Purchase of goods	281,174	107,859
Envases CMF S.A. | Associate | Purchase services and others
Transactions
Purchase of services	6,425,579	1,593,798
Cervecera Austral S.A. | Related to director
Related parties
Current receivables due from related parties				45,644		26,557
Comercial Patagona Ltda. | Related to director
Related parties
Current receivables due from related parties				3,872		$ 1,951
Guallarauco | Associate
Related parties
Current receivables due from related parties				2,003,203
Monster | Shareholder
Related parties
Current payables to related parties |			827,300		664,565
Monster | Associate
Related parties
Current receivables due from related parties				$ 50,794
Servicio y Productos para Bebidas Refrescantes S.R.L. | Shareholder
Related parties
Current payables to related parties |			5,887,070		5,479,714
Servicio y Productos para Bebidas Refrescantes S.R.L. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	97,321,567	98,947,407
Servicio y Productos para Bebidas Refrescantes S.R.L. | Shareholder | Advertising participation payment
Transactions
Advertising participation payment	4,111,764	5,727,498
Coca-Cola del Valle New Ventures S.A. | Associate
Related parties
Current payables to related parties |			1,247,961		649,046
Coca-Cola del Valle New Ventures S.A. | Associate | Sale of services and others
Transactions
Sale of services	3,959,962	1,391,110
Recofarma do Industrias Amazonas Ltda. | Shareholder
Related parties
Current payables to related parties |			14,888,934		8,681,099
Non-current payables to related parties |			19,777,812
Recofarma do Industrias Amazonas Ltda. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	91,426,935	95,449,139
Recofarma do Industrias Amazonas Ltda. | Shareholder | Reimbursement and other purchases
Transactions
Reimbursement and other purchases	5,977,419	7,641,736
Leao Alimentos e Bebidas Ltda. | Associate
Related parties
Current payables to related parties |			1,841,377		3,132,515
Leao Alimentos e Bebidas Ltda. | Associate | Purchase of Products
Transactions
Purchase of goods		357,286
Envases del Pacfico S.A. | Related to director
Related parties
Current payables to related parties |			25,202		139,468
Envases del Pacfico S.A. | Related to director | Purchase of raw materials and materials
Transactions
Purchase of goods	93,117	1,007,382
Verde Campo | Shareholder
Related parties
Current payables to related parties |			765,521
Coca-Cola Panama | Shareholder
Related parties
Current payables to related parties |			7,739
Parque Arauco S.A. | Related to director | Space lease
Transactions
Leases as lessee		91,685
Sorocaba Refrescos S. A. | Associate
Related parties
Current payables to related parties |			26,014
Sorocaba Refrescos S. A. | Associate | Purchase of Products
Transactions
Purchase of goods	1,049,709	698,090
KAIK Participacoes | Associate | Reimbursement and other purchases
Transactions
Reimbursement and other purchases	$ 39,382	42,292
Trop Frutas do Brasil Ltda. | Associate | Purchase of Products
Transactions
Purchase of goods		86,994
Sinea S.A. | Ownership held by an officer's uncle | Purchase of raw materials
Transactions
Purchase of goods		$ 581,508